Income Taxes (Details) $ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2028	Dec. 31, 2024 USD ($)	Nov. 30, 2016
Income Taxes [Line Items]
Income tax rate		21.00%
Business income base (in Dollars)		$ 5
Percentage of MTA surcharge		1.95%
Corporate Tax		8.85%
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent		34.67%
Assessable profits (in Dollars)	$ 2.0
Tax percentage	8.25%
Remaining taxable income percentage	16.50%
Net operating losses (in Dollars)
Enterprise income tax percentage		25.00%
Preferential tax percentage					15.00%
PRC income tax percentage		25.00%
Dividends distributed percentage		10.00%
Forecast [Member]
Income Taxes [Line Items]
Preferential tax percentage			15.00%
PRC [Member]
Income Taxes [Line Items]
Percentage of R&D expenses deducted from tax income		100.00%
New York [Member]
Income Taxes [Line Items]
Franchise tax		6.50%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate		16.50%